Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

(6) Inventories

Inventories consist of the following:

	31 Dec	31 Dec
	2021	2020
	k€	k€
Raw materials	25,043	13,306
Work-in-progress	750	279
Total inventories	25,793	13,585

Increase in raw materials is mainly driven by the J.POD® warehouse , in Redmond, Washington/USA starting its service in 2021. The main materials in the raw materials are consumables, cell culture medias and disposables.

Allowances on inventories exist at the balance sheet date k€ 595 (31.December 2020: k€ 428).